21. Provisions (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfProvisionsLineItems [Line Items]
Goodwill	R$ 1,038,900	R$ 1,038,900